Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Pay vs Performance Disclosure
Net loss attributable to stockholders	$ (614,300)	$ (275,829)	$ (267,424)